Property, plant and equipment - Interest and AFUDC Capitalized (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of Capitalization [Line Items]
Total	$ 15,053	$ 12,179
Non-regulated property
Schedule of Capitalization [Line Items]
Interest capitalized on non-regulated property	9,359	4,538
Interest expense
Schedule of Capitalization [Line Items]
AFUDC capitalized on regulated property	3,475	2,745
Interest, dividend and other income
Schedule of Capitalization [Line Items]
AFUDC capitalized on regulated property	$ 2,219	$ 4,896